Debt - Future minimum repayments (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Debt
2024	$ 0
2025	2,982
2026	0
2027	41,194
2028	0
Total long-term debt	$ 44,176	$ 46,804